Trade Receivables, Net - Schedule of Provision for Expected Credit Losses on Trade Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Expected Credit Losses on Trade Receivables [Abstract]
Balance at January 1	$ 357,335	$ 149,339
Excepted credit losses allowance recognized during the year	11,639	210,437
Reclassify to held for sale assets	(50,330)
Exchange difference	19,640	(2,441)
Balance at December 31	$ 338,284	$ 357,335